AllianzGI Global Fundamental Strategy
AllianzGI Global Fundamental Strategy

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement dated March 27, 2017 to the

Statutory Prospectus Class A, Class C, Class R, Class T, Institutional Class, Class R6, Class P and Administrative Class Shares of Allianz Funds Multi-Strategy Trust

Dated February 1, 2017

Disclosure Relating to AllianzGI Global Fundamental Strategy Fund

(for purposes of this section only, the “Fund”)

Effective April 1, 2017, within the Fund Summary relating to the Fund, the fee table and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI Global Fundamental Strategy		Class A	Class C	Class T	Institutional Class	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	2.50%	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI Global Fundamental Strategy		Class A	Class C	Class T	Institutional Class	Class P
Management Fees	[1]	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none
Other Expenses		1.27%	1.23%	1.27%	1.18%	1.21%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	2.28%	2.99%	2.28%	1.94%	1.97%
Expense Reductions	[1]	(1.16%)	(1.12%)	(1.16%)	(1.07%)	(1.00%)
Total Annual Fund Operating Expenses After Expense Reductions	[1]	1.12%	1.87%	1.12%	0.87%	0.97%
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of two contractual arrangements entered into by Allianz Global Investors U.S. LLC ("AllianzGI U.S." or the "Manager"). Pursuant to the first arrangement, effective April 1, 2017, the Manager has contractually agreed to observe, through March 31, 2018, an irrevocable waiver of a portion of its management fee, which reduces the contractual fee rate by 0.14%. Under the second arrangement, the Manager has entered into an Expense Limitation Agreement with the Trust, under which the Manager has contractually agreed to waive its management fee and/or reimburse the Fund through March 31, 2018 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses (after giving effect to the management fee waiver referred to in the preceding sentence) exceed 1.11% for Class A shares, 1.86% for Class C shares, 1.11% for Class T shares, 0.86% for Institutional Class shares and 0.96% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund's prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI Global Fundamental Strategy - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	658	1,118	1,603	2,937
Class C	290	819	1,474	3,229
Class T	361	836	1,336	2,712
Institutional Class	89	505	948	2,178
Class P	99	521	970	2,215

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI Global Fundamental Strategy - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	658	1,118	1,603	2,937
Class C	190	819	1,474	3,229
Class T	361	836	1,336	2,712
Institutional Class	89	505	948	2,178
Class P	99	521	970	2,215

Effective April 1, 2017, within the AllianzGI Global Fundamental Strategy Fund Summary, in the sub-section entitled “Principal Investments Strategies,” the Prospectus is revised as follows to include investments in mortgage-backed securities (MBS) (new language denoted by underline):

The Fund may invest in issuers of any capitalization and may participate in initial public offerings (IPOs). The Fund may invest significantly in inflation-linked bonds, emerging markets equities, and U.S. government bonds. The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and mortgage-backed securities (MBS).

Please retain this Supplement for future reference.